Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 72,697	$ 24,163	$ 9,262
Accounts receivable, net of allowances and credit losses of $66,160 and $31,064	1,316,093	534,195	813,416
Inventory, net	2,366,056	2,608,521	4,808,152
Other current assets	1,697,407	833,472	671,933
Total Current Assets	5,452,253	4,095,876	6,521,288
FIXED ASSETS, net	393,798	303,857	120,400
RIGHT OF USE ASSET	97,286	125,014	197,540
OTHER ASSETS	158,426	102,222	103,720
TOTAL ASSETS	7,837,292	6,362,498	8,678,477
CURRENT LIABILITIES
Accounts payable and accruals	836,849	661,377	2,401,243
Customer refunds	42,317	189,975
Working capital line of credit			1,776,068
Deferred income		47,819	47,078
Current maturities of long-term debt, net of discounts			3,439,557
Current maturities of lease liabilities	36,915	35,428	57,329
Loans payable	885,812	156,938	29,413
Related party notes payable - subordinated		165,620	893,000
Derivative liability	231,629	1,047,049
Warrants liability		1,574
Other current liabilities	790,881	790,881	790,881
Total Current Liabilities	2,924,403	3,196,661	9,534,569
LONG-TERM LIABILITIES
Lease liability, net of current portion	60,371	89,586	139,631
Debt, net of current portion and discounts	127,199	481,329
Related party notes, net of current portion			250,000
TOTAL LIABILITIES	3,111,973	3,767,576	9,924,200
STOCKHOLDERS’ EQUITY
Series A 8% cumulative convertible preferred stock, $0.0001 par value; 10,000 shares authorized, 0 shares issued and outstanding as of September 30, 2024, and 0 shares issued and outstanding as of December 31, 2023
Common stock, $0.0001 par value, 100,000,000 shares authorized; 3,446,744 shares issued and outstanding as of September 30, 2024, and 461,722 shares issued and outstanding as of December 31, 2023	351	46	2
Additional paid-in capital	42,973,403	36,661,926	28,329,248
Accumulated other comprehensive loss	(101,171)	(179,995)	(235,853)
Accumulated deficit	(38,070,941)	(33,810,732)	(29,339,120)
Treasury stock, 151 shares as of September 30, 2024 and 151 shares as of December 31, 2023	(76,323)	(76,323)
TOTAL STOCKHOLDERS’ EQUITY	4,725,319	2,594,922	(1,245,723)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	7,837,292	6,362,498	8,678,477
Related Party [Member]
CURRENT ASSETS
Advances to related party		95,525	218,525
RELATED PARTY LONG-TERM RECEIVABLE	435,545	435,545	435,545
ADVANCES TO RELATED PARTY	1,299,984	1,299,984	1,299,984
CURRENT LIABILITIES
Current maturities of related party long-term notes	100,000	100,000	$ 100,000
Related party notes payable - subordinated		$ 165,620